Product Warranties	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Product Warranties Disclosures [Abstract]
Product Warranties
9.	PRODUCT WARRANTIES

The Company provides product assurance warranties of various lengths ranging from 5 years to lifetime for limited coverage for a variety of material and workmanship defects based on standard terms and conditions between the Company and its customers. Warranty coverage depends on the product involved. The warranty reserve activity consisted of the following (in thousands):

	Nine Months Ended June 30,
	2020	2019
Beginning balance	$11,133	$9,304
Adjustments to reserve	2,226	2,403
Warranty claims payment	(2,247)	(1,797)
Accretion—purchase accounting valuation	165	178

Ending balance	11,277	10,088
Current portion of accrued warranty	(3,375)	(1,873)

Accrued warranty—less current portion	$7,902	$8,215

TimberTech Warranties and Related Indemnification

In connection with the acquisition of TimberTech on September 21, 2012 and the acquisition of CPG International LLC on September 30, 2013, the Company recognized the fair value of the related warranty liabilities calculated as the net present value of the expected costs to settle all future warranty claims for products sold prior to the acquisition dates. The Company records accretion expense in “Cost of sales” in the Condensed Consolidated Statement of Comprehensive Income (Loss) in order to increase the value of the liability to reflect the future value of the warranty claims when they are actually settled. In addition, the Company records estimated warranty claims obligations related to current sales on an ongoing basis for the TimberTech product line.

Pursuant to the TimberTech purchase agreement, the seller, Crane Group Companies Limited (“Crane”), also agreed to indemnify the Company for claims made up to seven years after the acquisition date for the majority of the costs to settle warranty claims for certain identified problems related to two products which have exhibited a high number of claims related to scorching and fading defects. The products were produced between 2010 and 2011 and have not been sold by the Company since 2011. Similar to its recognition of the warranty liability, the Company recorded an indemnification receivable from Crane on the acquisition date equal to the fair value of the indemnification calculated as the net present value of the expected indemnification payments to be received in the future. At June 30, 2020, $1.9 million was classified as Other Current Assets. As of September 30, 2019, $1.3 million was classified as Other Current Assets and $0.5 million was classified as Other Assets (non-current). Due to a dispute by Crane of its ongoing obligations, the Company has a full reserve recorded against the amount receivable.

The Company will continue to monitor the actual cost to settle warranty claims in the future and will make adjustments to the warranty liability and indemnification receivable if needed. The indemnification period expired on September 21, 2019. Crane disputes the scope of its past indemnification obligations and the Company cannot predict the outcome of the dispute. The Company may need to record additional charges to the Condensed Consolidated Statements of Comprehensive Income (Loss) and the Condensed Consolidated Balance Sheets related to the reserve and any obligations as a result of the indemnification dispute in future periods.

9.	PRODUCT WARRANTIES

The Company provides product assurance warranties of various lengths ranging from 5 years to lifetime for limited coverage for a variety of material and workmanship defects based on standard terms and conditions between the Company and its customers. Warranty coverage depends on the product involved.

The warranty reserve activity was as follows:

	As of September 30,
(In thousands)	2019	2018
Beginning balance	$9,304	$7,783
Additions	4,509	4,315
Reduction in accruals for pre-existing warranties	(6)	(3)
Warranty claims payment	(2,927)	(3,106)
Accretion—purchase accounting valuation	253	315

Ending balance	11,133	9,304
Current portion of accrued warranty	(2,543)	(1,944)

Accrued warranty—less current portion	$8,590	$7,360

TimberTech Warranties and Related Indemnification

In connection with the acquisition of TimberTech on September 21, 2012 and the acquisition of CPG International LLC on September 30, 2013, the Company recognized the fair value of the related warranty liabilities calculated as the net present value of the expected costs to settle all future warranty claims for products sold prior to the acquisition date. The Company records accretion expense in Cost of Sales in the Consolidated Statement of Comprehensive Income (Loss) in order to increase the value of the liability to reflect the future value of the warranty claims when they are actually settled. In addition, the Company records estimated warranty claims obligations related to current sales on an ongoing basis for the TimberTech product line.

Pursuant to the TimberTech purchase agreement, the seller, Crane Group Companies Limited (“Crane”), also agreed to indemnify the Company for claims made up to seven years after the acquisition date for the majority of the costs to settle warranty claims for certain identified problems related to two products which have exhibited a high number of claims related to scorching and fading defects. The products were produced between 2010 and 2011 and have not been sold by the Company since 2011. Similar to its recognition of the warranty liability, the Company recorded an indemnification receivable from Crane on the acquisition date equal to the fair value of the indemnification calculated as the net present value of the expected indemnification payments to be received in the future. At September 30, 2019, $1.3 million was classified as Other Current Assets and $0.5 million was classified as Other Assets (non-current). As of September 30, 2018, $1.3 million was classified as Other Current Assets and $0.3 million was classified as Other Assets (non-current). Due to a dispute by Crane of its ongoing obligations, the Company has a full reserve recorded against the amount receivable. The Company will continue to monitor the actual cost to settle warranty claims in the future and will make adjustments to the warranty liability and indemnification receivable if needed. The indemnification period expired on September 21, 2019. Crane disputes the scope of its past indemnification obligations and the Company cannot predict the outcome of the dispute. If the Company’s expectations with respect to the timing of claims payments changes, with additional payments expected to be made outside of the indemnification period, the Company may need to record additional charges to the Consolidated Statements of Comprehensive Income (Loss) and the Consolidated Balance Sheets related to this reserve in the future.